================================================================================

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1996
================================================================================

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                               TABLE OF CONTENTS

Report of Independent Accountants.......................................................     1

Management Discussion of Fund Performance:
     Government Bond Fund...............................................................     2
     Asset Allocation Fund..............................................................     3
     Growth Opportunities Fund..........................................................     4
     Large Company Growth Fund..........................................................     5

Statements of Investments:
     Government Bond Fund...............................................................     6
     Asset Allocation Fund..............................................................     7
     Growth Opportunities Fund..........................................................    10
     Large Company Growth Fund..........................................................    13

Statements of Assets and Liabilities....................................................    15
Statements of Operations................................................................    16
Statements of Changes in Net Assets.....................................................    17
Financial Highlights....................................................................    19
Notes to Financial Statements...........................................................    21

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The One(R) Group(SM) Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities Fund, and the Large Company Growth Fund (constituting The One(R) Group(SM) Investment Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
February 7, 1997

             THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               1

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                              GOVERNMENT BOND FUND
                               DECEMBER 31, 1996

The Government Bond Fund is managed by Thomas E. Donne, Chartered Financial Analyst. Its investment objective is to seek a high level of current income, consistent with capital preservation, by investing in securities issued or backed by the U.S. government and its agencies.

Market perceptions of economic growth and the attendant prospects for inflation again drove bond market returns in 1996. The year started with severe weather conditions, a budget face off and the intermittent government shut downs in the first quarter. Subsequent quarters demonstrated above average economic growth with inflation still well contained. Nevertheless, bond market performance overall for the year was disappointing. For example, the Salomon Brothers 3-7 Year Treasury/Government Index returned 3.65%.

The Government Bond Fund did fall below the index returning 2.69% for the year ended December 31, 1996. The Fund's return was generated by emphasizing higher yielding mortgage-backed securities. For most of the year, the Fund maintained a neutral or slightly defensive maturity and duration posture which helped contain some of the market's overall poor price performance.

The bond market is starting 1997 with a negative bias. Price appreciation is not expected to contribute to performance until at least the second half of the year. Accordingly, the Fund will continue to emphasize coupon income as the major source of returns.

                        HYPOTHETICAL $10,000 INVESTMENT

                                   8/31/94*    12/31/94   12/31/95   12/31/96
Government Bond                    $10,000

Salomon Bros 3-7 Yr. Treas./Gov't

* Initial public offering commenced August 1, 1994.


               Government Bond Fund
           Average Annual Total Return
One Year              2.69%
Since Inception       7.36%


Past performance is not predictive of future performance.





 2              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                             ASSET ALLOCATION FUND
                               DECEMBER 31, 1996

The equity portion of the Asset Allocation Fund is managed by Michael D. Weiner and the fixed-income portion is managed by Roger Craig. The Fund seeks total return while preserving capital by investing in common stocks, bonds and money market securities.

The Asset Allocation Fund performed below the narrowly defined blended index, 60% of the S&P 500 and 40% of the Lipper Intermediate U.S. Government Bond Index, with a total return for the year ended December 31, 1996 of 11.92% versus 14.93% for the index. The broader indices, the S&P 500 and the Lehman Brothers Intermediate Government/Corporate Bond Index, returned 22.96% and 4.05% over the same one year period. The Fund's performance can be attributed to stock selection resulting from a bottom-up process. Strong performance in the bank, health care, energy, consumer non-durable and retail sectors underlined the year's relative equity performance. The year 1997 should offer an environment in which stocks will continue to do well, but returns should revert back to the high single digits or the low double digits.

The bond market continued to exhibit a Jekyll and Hyde personality, turning in a lackluster performance last year after a good year in 1995. The year began promisingly enough as most participants expected continued slow economic growth, low inflation, and a Congressional budget deal to maintain momentum toward lower interest rates. All hope was abandoned early on as the budget deal collapsed, and fears of a quickened pace of economic activity and a pick-up in inflation rapidly overtook investors. Late in the year the market finally recovered its footing enough to finish the year with positive returns. Fortunately, the bond exposure in the Asset Allocation Fund is somewhat shorter in duration than comparable funds. This serves to dampen the impact of rising interest rates and helps boost returns in balanced accounts.

                        HYPOTHETICAL $10,000 INVESTMENT

                                8/1/94*    12/31/94   12/31/95   12/31/96
Asset Allocation               $10,000                            $13,329

LB interm. Gov't Corp          $10,000                            $11,913

Blended Index**                $10,000                            $14,864

S&P 500                        $10,000                            $17,170

* Initial public offering commenced August 1, 1994.
**Blended Index consists of 60% S&P 500 & 40% Lipper Intermediate
  U.S. Government Bond Index


                  Asset Allocation Fund
               Average Annual Total Return
One Year                  11.92%
Since Inception           12.61%


Past performance is not predictive of future performance.




             THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               3

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                           GROWTH OPPORTUNITIES FUND
                               DECEMBER 31, 1996

The Growth Opportunities Fund is managed by Richard R. Jandrain III. The Fund seeks capital appreciation and, secondarily, current income by investing primarily in common stocks of small and mid-size companies selected for growth potential.

The Growth Opportunities Fund performed well for the year ended December 31, 1996, returning 15.67% versus 18.43% and 16.55% for its comparative indices, the S&P/BARRA Midcap 400 Growth Index and the Russell 2000, respectively. The Fund focused its investments in liquid and seasoned mid-cap growth companies. The overall stock market once again managed to surpass most investors' expectations. The financial services, technology and energy sectors led the market throughout the year. Large investments in these areas significantly contributed to the overall performance of the Fund in 1996. A continual focus on technology, health care and services companies has paid off and will be just as important over the next several years.

Continued low interest rates and a slow but steady economy should push corporate earnings moderately higher. We expect 1997 to be another good year for equity investors. The Federal Reserve is driving the economy slowly and predictably, but with more consistency than ever before. Inflation has been steady and we expect the same in 1997. Consistently low interest rates mixed with stable economic growth are giving consumers and corporations the confidence to spend and invest. Current stock valuations for mid-cap and small-cap growth companies are not high relative to the overall market. Historical research leads us to believe that mid and small-cap growth stock valuations will expand and fuel the market even higher in 1997.

                        HYPOTHETICAL $10,000 INVESTMENT

                                8/1/94*    12/31/94   12/31/95   12/31/96
Growth Opportunities           $10,000                            $13,919

S&P/BARRA Midcap 400 Growth    $10,000                            $15,552

Russell 2000                   $10,000                            $15,257

* Initial public offering commenced August 1, 1994.


                  Growth Opportunities Fund
                 Average Annual Total Return
One Year                  15.67%
Since Inception           14.64%


Past performance is not predictive of future performance.

The Russell 2000, an unmanaged index, is generally representative of small to mid-sized companies. The S&P/BARRA Midcap 400 Growth Index, an unmanaged index, represents the highest price to book securities in the S&P Midcap 400 Index. The S&P/BARRA Midcap 400 Growth Index better represents the investment policies of the Fund for comparison purposes.




 4              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                           LARGE COMPANY GROWTH FUND
                               DECEMBER 31, 1996

The Large Company Growth Fund is managed by R. Lynn Yturri. The Fund's objective is to achieve above-average long-term capital appreciation and growth of income by investing primarily in common stocks of companies with large market capitalizations.

In 1996, the stock market continued to perform in an impressive manner, rising over 20% for the second year in a row. A solid background of stable inflation and interest rates coupled with good growth in corporate profits has led investors to accelerate investment of cash into equities. The primary beneficiary of this enthusiasm for common stocks has been larger, well-known companies that are leaders in their industries. The Large Company Growth Fund has benefited from its ownership of many of these growth companies.

The total return of the Fund for the year ended December 31, 1996 was 16.67% compared to the S&P/ BARRA 500 Growth Index and the S&P 500 Index total returns of 23.97% and 22.96%, respectively. During the year, the primary investment strategy was to move fund assets toward a higher growth profile. This has been accomplished by reducing exposure to more cyclical industries and building exposure to companies that offer more consistent growth. Having a greater growth orientation has meant higher weightings in the health care, technology and consumer sectors and lower exposure to energy and utilities. Large growth companies typically perform well in an environment of slow growth and low interest rates. However, higher interest rates would likely cause a correction in growth stocks.

With the expectation of slowing corporate profit growth in 1997, we are being quite selective in our stock purchases. We are working to identify companies that have a strong new product cycle, companies that will benefit from lower commodity prices or companies that are benefiting from secular or cyclical growth in their industries. We are reducing exposure to companies that have become overvalued and are experiencing either margin pressures or slowing top-line growth.

                                HYPOTHETICAL $10,000 INVESTMENT

                            8/1/94*    12/31/94   12/31/95   12/31/96
Large Co.                  $10,000                            $14,558

S&P/BARRA 500 Growth       $10,000                            $17,878

S&P 500                    $10,000                            $17,170

* Initial public offering commenced August 1, 1994.


                  Large Company Growth Fund
                 Average Annual Total Return
One Year                  16.67%
Since Inception           16.79%


Past performance is not predictive of future performance.

The S&P 500, an unmanaged index, is generally representative of the performance of large companies in the US stock market. The S&P/ BARRA 500 Growth Index, an unmanaged index, represents the highest price to book securities in the S&P 500. The benchmark index for the Large Company Growth Fund will be changing from the S&P 500 to the S&P/BARRA 500 Growth Index in order to better represent the investment policies of the Fund for comparison purposes.

             THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               5

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

---------------------------------------------------------
  PRINCIPAL  SECURITY                               VALUE
---------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (28.3%)
 $1,000,000  Resolution Funding Corp.,
             Principal STRIP, 2000            $   794,529
  2,000,000  Resolution Funding Corp.,
             Principal STRIP, 2016                505,298
  1,000,000  Resolution Funding Corp.,
             Principal STRIP, 2020                200,029
  1,000,000  U.S. Treasury Bond, 6.25%, 2023      937,187
    900,000  U.S. Treasury Note, 7.50%, 2001      947,531
    750,000  U.S. Treasury Note, 6.50%, 2005      755,156
                                              -----------

             TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS                        4,139,730
             (cost $4,186,610)                -----------

             MORTGAGE-BACKED SECURITIES (69.0%)
    614,481  FHLMC GOLD 5Y,
             Pool #G50324, 6.50%, 2001            613,524
    341,522  FHLMC GOLD 15Y, Pool #E20150,
             8.50%, 1999                          355,838
    302,319  FHLMC GOLD 15Y, Pool #E62574,
             6.50%, 2011                          297,028
    946,691  FHLMC GOLD 15Y, Pool #E63959,
             7.00%, 2011                          946,394
    967,651  FHLMC GOLD 30Y, Pool #D55955,
             8.00%, 2024                          986,096
    984,839  FHLMC GOLD 30Y, Pool #D65545,
             6.50%, 2025                          941,444
    448,915  FNMA 7Y, 7.00%,
             Pool #359952, 2003                   450,039
    797,261  FNMA 15Y, 7.50%,
             Pool #279759, 2009                   807,974

---------------------------------------------------------
  PRINCIPAL  SECURITY                               VALUE
---------------------------------------------------------
             MORTGAGE-BACKED SECURITIES
             (CONTINUED)
   $252,500  FNMA 15Y, 6.50%,
             Pool #356206, 2011               $   247,923
    471,856  FNMA 30Y, 6.50%,
             Pool #250375, 2025                   450,632
    998,717  FNMA 30Y, 6.50%,
             Pool #341811, 2026                   952,838
    882,410  FNMA 30Y, 8.50%,
             Pool #348707, 2026                   913,570
    638,657  GNSF 30Y, 7.50%,
             Pool #326977, 2023                   639,056
    882,181  GNSF 30Y, 7.00%,
             Pool #404252, 2025                   863,158
    126,469  GNSF 30Y, 7.00%,
             Pool #405535, 2025                   123,742
    500,000  GNSF 30Y, 7.50%,
             Pool #2341, 2026                     497,188
                                              -----------
             TOTAL MORTGAGE-BACKED SECURITIES  10,086,444
             (cost $10,069,023)               -----------

             REPURCHASE AGREEMENT (2.0%)
    290,000  Lehman Government Securities
             Inc., 7.02%, dated 12/31/96, due
             01/02/97, Collateralized by
             $295,000 FCOR, due 12/04/00,
             market value $296,855                290,000
                                              -----------
             TOTAL INVESTMENTS                $14,516,174
             (cost $14,545,633)               ===========


-----------------------------------------------------------------
Cost also represents cost for Federal income tax purposes.

The abbreviations in the above statement stand for the following:
    FHLMC Federal Home Loan Mortgage Corporation
    FNMA  Federal National Mortgage Association
    GNSF  Ginnie Mae Single Family
    FCOR  Federal Farm Credit--Medium Term Note--Structured

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.





 6              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

-------------------------------------------------------
     SHARES SECURITY                              VALUE
-------------------------------------------------------
            COMMON STOCK (41.0%)
            CAPITAL GOODS (3.3%)
      1,300 BWP-IP Holding, Inc.            $    21,450
      1,800 Crane Co.                            52,200
        600 Fluor Corp.                          37,650
      1,400 General Electric Co.                138,425
        400 Hubbell, Inc. Class A                15,200
        500 Hubbell, Inc. Class B                21,625
        800 Ingersoll Rand Co.                   35,600
      1,500 Mark IV Industries, Inc.             33,938
        700 Teleflex, Inc.                       36,488
        900 Tyco International Ltd.              47,588
        800 York International Corp.             44,700
                                            -----------
                                                484,864
                                            -----------
            CONSUMER DURABLE (1.6%)
        600 Briggs & Stratton                    26,400
      1,500 Callaway Golf Co.                    43,125
      2,200 Ford Motor Co.                       70,125
      1,100 Harley Davidson, Inc.                51,700
        400 Harman International Industries      22,250
      1,700 Kaufman & Broad Home Corp.           21,887
                                            -----------
                                                235,487
                                            -----------
            CONSUMER NON-DURABLE (4.7%)
      1,900 Archer-Daniels-Midland Co.           41,800
      1,300 Coca Cola Co.                        68,412
        600 Colgate-Palmolive Co.                55,350
        700 CPC International Inc.               54,250
        700 Dole Foods, Inc.                     23,712
        900 First Brands Corp.                   25,537
      1,400 Newell Co.                           44,100
      1,000 PepsiCo, Inc.                        29,250
      1,100 Philip Morris Cos., Inc.            123,887
        500 Proctor & Gamble Co.                 53,750
        900 Revlon, Inc. Class A*                26,887
        800 RJR Nabisco Holding Corp.            27,200
        800 Smithfield Foods, Inc.*              30,400
      1,100 Sysco Corp.                          35,887
        600 Tupperware Corp.                     32,175
        700 Universal Corp. -- VA                22,488
                                            -----------
                                                695,085
                                            -----------
            CONSUMER SERVICES (2.1%)
        700 Belo, (AH) Corp.                     24,412
      1,000 Carnival Corp. Class A               33,000
        400 Walt Disney Co.                      27,850
      1,100 Hasbro, Inc.                         42,762
      1,500 Hilton Hotels Corp.*                 39,187
      1,300 McDonalds Co.                        58,825
        700 MGM Grand, Inc.*                     24,412
      1,500 Time Warner, Inc.                    56,250
                                            -----------
                                                306,698
                                            -----------
            ENERGY (3.6%)
        400 Atlantic Richfield                   53,000
        400 BJ Services*                         20,400

-------------------------------------------------------
     SHARES SECURITY                              VALUE

-------------------------------------------------------
            ENERGY (CONTINUED)
        900 Devon Energy Corp.                $    31,275
        900 Enron Corp.                            38,813
      1,400 Exxon Corporation                     137,200
        600 Halliburton Co.                        36,150
        500 Helmerich & Payne                      26,062
      1,000 Mapco, Inc.                            34,000
        600 Mobil Corp.                            73,350
        400 Tosco Corp.                            31,650
      1,400 USX -- Marathon Group                  33,425
        800 Weatherford Enterra*                   24,000
                                              -----------
                                                  539,325
                                              -----------
            FINANCIAL SERVICES (6.1%)
        300 Aames Financial Corp.                  10,763
      1,000 AFLAC, Inc.                            42,750
        500 AmSouth Bancorp                        24,188
        800 Bancorp Hawaii, Inc.                   33,600
        900 Bankamerica Corp.                      89,775
        800 Charter One Financial, Inc.            33,600
        800 Chase Manhattan Corp.                  71,400
        500 CIGNA Corp.                            68,313
      1,400 Equitable Companies                    34,475
      2,100 Federal National Mortgage              78,225
            Association
        800 First of America Bank Corp.            48,100
      1,000 Imperial Crown Industries, Inc.*       21,000
        900 ITT Hartford Group                     60,750
        900 Keycorp                                45,450
        500 Morgan, J P & Co., Inc.                48,813
        600 Provident Companies                    29,025
      1,100 SouthTrust Corp.                       38,363
        800 Sunamerica, Inc.                       35,500
      1,800 Travelers Group, Inc.                  81,675
        400 Washington Mutual, Inc.                17,325
                                              -----------
                                                  913,090
                                              -----------
            HEALTH CARE (4.6%)
      1,500 Abbott Laboratories                    76,125
        220 Allegiance Corp.                        6,077
        900 Amgen, Inc.*                           48,936
      1,100 Baxter International, Inc.             45,100
        450 Cardinal Health                        26,212
      1,200 Columbia/HCA Health Care Corp.         48,900
        300 HBO & Company                          17,813
      1,100 Lilly, Eli & Co.                       80,300
        900 Medtronic, Inc.                        61,200
      1,700 Merck & Co., Inc.                     134,725
        600 Phycor, Inc.*                          17,025
      1,000 Schering-Plough Corp.                  64,750
        700 Vencor, Inc.*                          22,137
        900 Watson Pharmaceuticals*                40,444
                                              -----------
                                                  689,744
                                              -----------

             THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               7

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

---------------------------------------------------------
     SHARES SECURITY                                VALUE
---------------------------------------------------------
            RAW MATERIALS (2.4%)
        600 Aluminum Co. of America         $    38,250
        600 Betzdearborn, Inc.                   35,100
      1,900 Crompton & Knowles                   36,574
        500 Du Pont (E.I.) De Nemours & Co.      47,187
        600 Ferro Corp.                          17,025
        500 IMC Global Inc.                      19,562
      1,000 Monsanto Company                     38,875
        900 Nalco Chemical Co.                   32,512
        900 Praxair Inc.                         41,512
        500 Sigma-Aldrich Corp.                  31,219
        900 Wellman, Inc.                        15,412
                                            -----------
                                                353,228
                                            -----------
            RETAIL (2.0%)
      1,100 Carson Pirie Scott & Co. Ill.*       27,775
        900 Dollar General Corp.                 28,800
      1,300 GAP, Inc.                            39,162
      1,100 Just For Feet, Inc.*                 28,875
        700 Nine West Group*                     32,462
      1,800 Officemax, Inc.*                     19,125
        800 TJX Cos. Inc.                        37,900
      3,500 Wal-Mart Stores, Inc.                80,062
                                            -----------
                                                294,161
                                            -----------
            TECHNOLOGY (6.5%)
      1,100 Analog Devices*                      37,263
        500 Boeing Company (The)                 53,187
      1,300 Cicso Sytems, Inc.*                  82,713
        700 Compaq Computer Corp.*               51,975
        400 Gateway 2000 INC.*                   21,424
      1,500 Intel Corp.                         196,406
        700 International Business Machines     105,700
        400 Litton Industries*                   19,050
        400 Lockheed Martin Corp.                36,600
        680 Lucent Technologies, Inc.            31,450
      2,000 Microsoft*                          165,250
      1,300 National Semiconductors*             31,688
      1,100 Oracle Corp.*                        45,925
       1000 Orbital Sciences Corp.*              17,250
        800 Rohr, Inc.*                          18,100
      2,000 Sun Microsystems, Inc.*              51,375
                                            -----------
                                                965,356
                                            -----------
            UTILITIES (4.1%)
      1,500 Central & Southwest Corp.            38,438
        700 Century Telephone Enterprises,       21,613
            Inc.
      1,500 Consolidated Edison Co. NY           43,875
      2,700 Edison International                 53,663
      1,200 GPU, Inc.                            40,350
      2,000 GTE Corp.                            91,000
      1,500 Illinova Corp.                       41,250
      1,400 MCN Corp.                            40,425
        700 National Fuel Gas Co.                28,875
      1,700 New York St. Electric & Gas          36,763
            Corp.

-------------------------------------------------------
     SHARES SECURITY                              VALUE
-------------------------------------------------------
            UTILITIES (CONTINUED)
      1,500 SBC Communications, Inc.          $    77,625
      1,200 Sprint Corporation                     47,850
        700 Telephone & Data Systems               25,375
      1,100 Texas Utilities Co.                    44,825
                                              -----------
                                                  631,927
                                              -----------
            TOTAL COMMON STOCK                  6,108,965
            (cost $5,147,490)                 -----------

-----------
  PRINCIPAL
-----------

            CORPORATE BONDS (11.2%)
            BANKS (1.7%)
   $250,000 Banco Central Hispano
            7.50%, due 06/15/05                   253,563
                                              -----------
            BROKER-DEALERS (1.4%)
    200,000 Lehman Brothers Holdings, Inc.
            8.875%, due 11/01/98                  208,368
                                              -----------
            DIVERSIFIED FINANCE (5.2%)
    100,000 Associates Corp. of North America
                                                  100,163
            6.125%, due 02/01/98
    250,000 Chrysler Financial Corp.
                                                  243,500
            5.875%, due 02/07/01
    200,000 Ford Capital BV
                                                  219,875
            9.375%, due 05/15/01
    200,000 Morgan Stanley Group
            6.50%, due 03/15/01                   199,096
                                              -----------
                                                  762,634
                                              -----------
            TELECOMMUNICATIONS (1.3%)
    200,000 Ohio Bell Telephone Co.
            5.75%, due 05/01/00                   196,618
                                              -----------
            TRANSPORTATION (1.6%)
    250,000 Hunt, J.B., Transport
            6.25%, due 09/01/03                   239,281
                                              -----------
            TOTAL CORPORATE BONDS               1,660,464
            (cost $1,635,624)                 -----------

            MORTGAGE-BACKED SECURITIES (5.5%)
    190,621 Advanta Mortgage Loan Trust 94-3A2
            7.60%, due 07/25/10                   192,806

    131,084 FNMA Pool #270725
            7.00%, due 08/01/25                   128,335

    244,758 GNMA 15Y Pool #412559
            7.00%, due 02/15/11                   245,752

    247,091 GNMA 30Y Pool #398663
            7.50%, due 05/15/26                   247,246
                                              -----------

            TOTAL MORTGAGE-BACKED SECURITIES      814,139
            (cost $806,303)                   -----------

            U.S. GOVERNMENT OBLIGATIONS
            (21.1%)
     15,000 U.S. Treasury Bills, 4.98%,
            due 01/09/97**                         14,986

     10,000 U.S. Treasury Bills, 4.83%,
            due 01/09/97**                          9,991

     15,000 U.S. Treasury Bills, 5.16%,
            due 02/27/97**                         14,885


 8              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
  PRINCIPAL SECURITY                                VALUE
------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS (CONTINUED)
 $   30,000 U.S. Treasury Bills, 5.30%,
            due 03/13/97**                  $    29,709

     10,000 U.S. Treasury Bills, 4.92%,
            due 03/27/97**                        9,885

    425,000 U.S. Treasury Bond 7.875%,
            due 02/15/21                        480,117

  1,250,000 U.S. Treasury Note 5.25%,
            due 01/31/01                      1,211,328

    500,000 U.S. Treasury Note 6.50%,
            due 08/31/01                        505,469

    825,000 U.S. Treasury Note 7.25%,
            due 05/15/04                        868,313
                                            -----------

            TOTAL U.S. GOVERNMENT
            OBLIGATIONS                       3,144,683
            (cost $3,148,534)               -----------

            REPURCHASE AGREEMENTS (20.8%)
  1,884,625 Aubrey Lanston Securities,**
            6.80%, dated 12/31/96, due
            01/02/97, Collateralized
            by $1,853,000 U.S. Treasury
            Notes, 8.875%, due 11/15/97,
            market value $1,903,958           1,884,625

------------------------------------------------------
  PRINCIPAL SECURITY                              VALUE

------------------------------------------------------
            REPURCHASE AGREEMENTS
            (CONTINUED)
 $1,210,000 Lehman Government Securities, Inc.
            7.02%, dated 12/31/96, due
            01/02/97, Collateralized by
            $1,230,000 FCOR, 6.57%, due
            12/04/00, market value
            $1,237,734                        $ 1,210,000
                                              -----------

            TOTAL REPURCHASE AGREEMENTS         3,094,625
            (cost $3,094,625)                 -----------


            TOTAL INVESTMENTS                 $14,822,876
            (cost $13,832,576)                ===========


--------------------------------------------------------------------------------
 * Denotes a non-income producing security.
** Security is segregated as collateral on futures contract.

Cost for Federal income tax purposes: $13,849,019.

The abbreviations in the above statement stand for the following:
    FNMA  Federal National Mortgage Association
    GNMA  Government National Mortgage Association
    FCOR  Federal Farm Credit--Medium Term Note--Structured

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

At December 31, 1996, the fund's open futures contracts were as follows:

                                                                 MARKET VALUE      UNREALIZED
NUMBER OF CONTRACTS            CONTRACT                           COVERED BY      APPRECIATION
     PURCHASED                   TYPE             EXPIRATION      CONTRACTS        AT 12/31/96
-----------------------------------------------------------------------------------------------
                           Long--Standard &
       5                     Poor's 500          March 1997      $1,861,250         $15,955

             THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               9

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          COMMON STOCK (90.1%)
          BUSINESS EQUIPMENT & SERVICES
          (14.5%)
 5,000    AES Corp.*                       $   232,500
 4,600    America Online, Inc.*                152,950
 3,500    Cintas Corp.                         205,625
10,900    Equifax, Inc.                        333,811
 3,800    Fiserv, Inc.*                        139,650
 1,200    HNC Software*                         37,500
 3,200    Imnet Systems, Inc.*                  77,600
 3,100    Manpower, Inc.                       100,750
 4,500    Office Depot, Inc.*                   79,875
 3,400    Olsten Corp. (The)                    51,425
 5,200    Omnicom Group                        237,900
 6,400    Paychex, Inc.                        329,200
 6,900    Reynolds & Reynolds                  179,400
17,700    Staples, Inc.*                       319,706
 5,366    Sterling Commerce*                   189,152
 2,700    Telespectrum Worldwide, Inc.*         42,862
 5,500    Trusted Information Systems,
          Inc.*                                 59,125
 6,200    USA Waste Services*                  197,625
   100    United Auto Group, Inc.*               2,575
 1,500    Verifone*                             44,250
 5,500    Viking Office Products, Inc.*        146,781
 2,600    Wallace Computer Services, Inc.       89,700
                                           -----------
                                             3,249,962
                                           -----------
          CAPITAL GOODS (5.0%)
 1,650    Crane Co.                             47,850
 3,450    Diebold, Inc.                        216,919
 1,700    Fastenal Co.                          77,775
 1,400    Federal Signal Co.                    36,225
 1,700    Precision Castparts Corp.             84,363
 3,700    Sundstrand Corp.                     157,250
 9,100    Thermo Electron Corp.*               375,375
 2,100    York International Corp.             117,338
                                           -----------
                                             1,113,095
                                           -----------
          CONSUMER DURABLE (2.1%)
 4,100    Danaher Corp.                        191,163
 5,900    Harley Davidson, Inc.                277,300
                                           -----------
                                               468,463
                                           -----------
          CONSUMER NON-DURABLE (2.9%)
 2,400    Dole Foods, Inc.                      81,300
 2,600    Imation Corp.*                        73,125
 3,600    Jones Apparel Group*                 134,550
 1,300    Lancaster Colony                      59,800
 2,700    Nine West*                           125,213
 1,500    Payless Shoe Source*                  56,250
    50    Richfood Holdings, Inc.                1,213
   800    Smithfield Foods, Inc.*               30,400
 2,300    Tambrands, Inc.                       94,012
                                           -----------
                                               655,863
                                           -----------

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          CONSUMER SERVICES (3.9%)
 2,800    Belo, (AH) Corp., Series A        $    97,650
 4,200    Callaway Golf Co.                     120,750
 5,500    Circus Circus Entertainment,
          Inc.*                                 189,062
 8,700    International Game Technology         158,775
11,200    Mirage Resorts*                       242,200
   800    Scholastic Corp.*                      53,800
                                            -----------
                                                862,237
                                            -----------
          ENERGY (6.9%)
 4,000    Anadarko Petroleum Corp.              259,000
 1,900    BJ Services*                           96,900
 4,600    Ensco International, Inc.*            223,100
12,000    Global Marine*                        247,500
 4,900    Nabors Industries, Inc.*               94,325
 3,800    Noble Affiliates                      181,925
 2,600    Smith International, Inc.*            116,675
 4,000    Tidewater, Inc.                       181,000
 2,000    Transocean Offshore, Inc.             125,250
 1,000    Varco International, Inc.*             23,125
                                            -----------
                                              1,548,800
                                            -----------
          FINANCIAL SERVICES (9.5%)
 8,000    AFLAC, Inc.                           342,000
 2,500    Amresco, Inc.*                         66,875
 6,000    Franklin Resources, Inc.              410,250
 2,600    Imperial Credit Industries,
          Inc.*                                  54,600
 5,000    Price, T Rowe & Associates, Inc.      217,500
12,500    Schwab, Charles Corp.                 400,000
 5,400    Summit Bancorp                        236,250
 8,900    Sunamerica, Inc.                      394,937
                                            -----------
                                              2,122,412
                                            -----------
          HEALTHCARE (10.8%)
 2,600    Apria Healthcare Group*                48,750
 5,000    Biogen, Inc.*                         193,750
 9,000    Cardinal Health                       524,250
 4,500    Centocor, Inc.*                       160,875
11,100    Chiron Corp.*                         206,738
 1,000    Dynamic Healthcare Technologies,
          Inc.*                                   4,750
 3,300    Health Care & Retirement*              94,463
 2,250    Healthcare Compare*                    95,344
 3,400    Healthsource, Inc.*                    44,625
10,000    HealthSouth Corp.*                    386,250
 6,600    Ivax Corp.                             67,650
 8,200    Medaphis Corp.*                        91,737
   200    Medpartners-Mullikin*                   4,200
 6,300    Mylan Labs                            105,524
 4,000    Nellcor Puritan Bennett, Inc.*         87,500
 1,400    Scherer R. P. Corp.*                   70,350
 2,900    Stryker Corp.                          86,637
 3,000    Watson Pharmaceuticals*               134,813
                                            -----------
                                              2,408,206
                                            -----------

 10              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
 SHARES   SECURITY                                VALUE
------------------------------------------------------
          MULTIPLE INDUSTRY (0.6%)
   600    Advanced Fibre Communications,
          Inc.                             $    33,375
 1,100    American Residential Services
          Inc.*                                 29,838
 1,800    Dominicks Supermarkets, Inc.*         39,150
   900    Mastech Corp.*                        17,100
   100    Saville Systems PLC Sponsored
          ADR*                                   4,063
                                           -----------
                                               123,526
                                           -----------
          RAW MATERIALS (2.5%)
 4,500    Airgas, Inc.*                         99,000
 2,100    Crompton & Knowles                    40,425
 1,600    Georgia Gulf Corp.                    43,000
 5,700    IMC Global, Inc.                     223,012
 4,400    Lyondell Petrochemical Co.            96,800
 3,000    RPM, Inc., Ohio                       51,000
                                           -----------
                                               553,237
                                           -----------
          RETAIL (4.9%)
 4,600    Bed, Bath and Beyond*                111,550
 4,200    Claires Stores, Inc.                  54,600
 5,625    Consolidated Stores Corp.*           181,406
 7,025    Dollar General Corp.                 224,800
 4,100    Kohls Corp.*                         160,925
 2,100    Lands End Corp.*                      55,650
 2,900    Lone Star Steakhouse*                 77,575
 2,600    Outback Steakhouse*                   69,550
 8,600    Sunglass Hut International*           62,350
 2,800    Tiffany & Co.                        102,550
                                           -----------
                                             1,100,956
                                           -----------
          SHELTER (2.6%)
 5,893    Clayton Homes, Inc.                   79,556
 1,600    Hon Industries, Inc.                  52,800
 5,600    Leggett & Platt                      193,900
 2,800    Redwood Trust, Inc.                  104,300
 3,000    Sealed Air Corp.*                    124,875
 1,400    Sonoco Products Co.                   36,225
                                           -----------
                                               591,656
                                           -----------
          TECHNOLOGY (20.6%)
 7,900    A D C Telecommunications, Inc.*      245,887
 4,000    Adobe Systems                        149,500
 1,500    Altera Corp.*                        109,031
 6,100    American Power Conversion*           166,225
 8,050    Analog Devices, Inc.*                272,694
 2,300    Atmel Corp.*                          76,188

------------------------------------------------------
 SHARES   SECURITY                               VALUE
------------------------------------------------------
          TECHNOLOGY (CONTINUED)
   300    Aurum Software, Inc.*             $     6,937
 6,500    BMC Software, Inc.*                   268,937
 7,600    Cadence Design System, Inc.*          302,100
   600    Cisco Systems, Inc.*                   38,175
 2,600    Compuware Corp.*                      130,325
 3,600    Electronic Arts, Inc.*                107,775
 2,000    Geotel Communication Corp.*            26,000
 7,000    Informix Corp.*                       142,625
 3,700    Ingram Micro, Inc. Class A*            85,100
 4,700    Intel Corp.                           615,406
 2,300    International Business Machines       347,300
 4,000    Linear Technology Corp.               175,500
 3,500    Maxim Integrated Products*            151,375
 1,100    Mentor Graphics Corp.*                 10,725
 2,300    Micro Warehouse, Inc.*                 27,025
 3,100    Octel Communications Corp.*            54,250
10,400    Parametric Technology Corp.*          534,300
 1,200    Puma Technology, Inc.*                 20,700
   200    Shiva Corp.*                            6,975
 3,000    Solectron Corp.*                      160,125
   800    Structural Dynamics Research
          Corp.*                                 16,000
 4,000    U S Robotics Corp.*                   288,000
 1,900    Xilinx, Inc.*                          69,944
                                            -----------
                                              4,605,124
                                            -----------
          TRANSPORTATION (0.7%)
 4,700    Illinois Central Corp., Series A      150,400
                                            -----------
          UTILITIES (2.6%)
 5,400    360 Communications Co.*               124,875
10,400    Frontier Corp.                        235,300
15,400    Nextel Communication*                 201,163
   700    Seagull Energy Corp.*                  15,400
                                            -----------
                                                576,738
                                            -----------
          TOTAL COMMON STOCK                 20,130,675
          (cost $19,643,128)                -----------


---------
 PRINCIPAL
---------
             U.S. GOVERNMENT OBLIGATIONS
             (0.1%)
             U.S. Treasury Bills,
 $  15,000   4.970%, due 01/16/97**                14,972
    15,000   4.990%, due 01/30/97**                14,942
                                              -----------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS                           29,914
             (cost $29,909)                   -----------


            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               11

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
------------------------------------------------------
             REPURCHASE AGREEMENTS (9.6%)
$  753,850   Aubrey Lanston Securities**
             6.80%, dated 12/31/96, due
             01/02/97, Collateralized by
             $759,000 U.S. Treasury Note,
             5.25%, due 07/31/98, market
             value $769,436                   $   753,850

 1,396,000   Lehman Government Securities,
             Inc., 7.02%, dated 12/31/96,
             due 01/02/97, Collateralized by
             $1,415,000 FCOR, due 12/04/00,
             market value $1,423,897            1,396,000
                                              -----------
             TOTAL REPURCHASE AGREEMENTS        2,149,850
                                              -----------
             TOTAL INVESTMENTS
             (cost $21,822,887)               $22,310,439
                                              ===========

--------------------------------------------------------------------------------

 * Denotes a non-income producing security.
** Security is segregated as collateral on futures contract.

Cost for Federal income tax purposes: $22,232,249.

The abbreviations on the above statement stand for the following:
    ADR      American Depository Receipt
    PLC      Public Limited Company
    REIT     Real Estate Investment Trust
    FCOR     Federal Farm Credit--Medium Term Note--Structured

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

At December 31, 1996, the Fund's open futures contracts were as follows:

                                                                        MARKET VALUE      UNREALIZED
                                                                          COVERED         APPRECIATION
NUMBER OF CONTRACTS            CONTRACT TYPE            EXPIRATION      BY CONTRACTS      AT 12/31/96
-----------------------------------------------------------------------------------------------------
       2                Long-Standard & Poor's 500      March 1997        $744,500          $   430

 12              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

-------------------------------------------------------
  SHARES                SECURITY                 VALUE
-------------------------------------------------------
             COMMON STOCK (90.9%)
             BUSINESS AND EQUIPMENT (4.6%)
    15,000   Automatic Data Processing, Inc.  $   643,125
     1,900   Computer Science Corp.               156,037
     8,600   Electronic Data Systems              371,950
     8,600   Interpublic Group Cos, Inc.          408,500
    11,800   WMX Technologies, Inc                384,975
                                              -----------
                                                1,964,587
                                              -----------
             CAPITAL GOODS (8.6%)
     6,400   Emerson Electric Co.                 619,200
     5,100   Fluor Corp.                          320,025
    16,800   General Electric Co.               1,661,100
     4,300   Illinois Tool Works                  343,462
     6,000   Ingersoll Rand Co.                   267,000
     7,900   Molex, Inc.                          309,088
     3,200   Tyco International Ltd.              169,200
                                              -----------
                                                3,689,075
                                              -----------
             CONSUMER NON DURABLE (18.8%)
    10,100   Anheuser-Busch Co.                   404,000
    17,000   Coca Cola Co.                        894,625
     6,000   CPC International, Inc.              465,000
     6,800   Colgate-Palmolive Co.                627,300
     4,300   Duracell International               300,462
    12,900   Heinz (H.J) Company                  461,175
     7,500   Hershey Foods Corp.                  328,125
     6,400   International Flavor and             288,000
             Fragrances
     7,300   Eastman Kodak Co.                    585,825
    19,300   PepsiCo, Inc.                        564,525
    10,500   Philip Morris Cos., Inc.           1,182,563
     5,100   Pioneer Hi Bred International        357,000
     9,900   Proctor & Gamble Co.               1,064,250
     3,200   Unilever N.V.                        560,800
                                              -----------
                                                8,083,650
                                              -----------
             CONSUMER SERVICES (4.7%)
     7,700   Gannett Company, Inc                 576,537
     9,000   Disney, Walt Co.                     626,625
    10,300   McGraw-Hill Companies, Inc           475,088
     9,600   Time Warner, Inc.                    360,000
                                              -----------
                                                2,038,250
                                              -----------
             ENERGY (3.1%)
     5,100   Halliburton Co.                      307,275
     1,700   Mobil Corp.                          207,825
     4,000   Schlumberger Ltd.                    399,500
     5,435   Union Pacific Resource Group,
             Inc.                                 158,973
     6,400   Unocal Corp.                         260,000
                                              -----------
                                                1,333,573
                                              -----------

-------------------------------------------------------
  SHARES                SECURITY                 VALUE
-------------------------------------------------------
             FINANCIAL SERVICES (4.2%)
     7,450   American International Group,    $   806,462
             Inc.
     3,400   Marsh & McLennan Cos., Inc.          353,600
     3,400   Morgan, J P & Co. Inc.               331,925
     7,100   U. S. Bancorp                        319,056
                                              -----------
                                                1,811,043
                                              -----------
             HEALTHCARE (15.7%)
    16,100   Abbott Laboratories                  817,075
    13,700   Alza Corp.*                          354,488
     3,400   Amgen, Inc.                          184,875
     4,400   Bard C R, Inc.                       123,200
     6,500   Biomet, Inc.                          98,313
     7,950   Cardinal Health                      463,088
     7,100   Columbia/HCA Health                  289,324
    12,000   Elan Plc ADR*                        399,000
    15,700   Johnson & Johnson Co.                781,075
     5,100   Lilly Eli & Co.                      372,300
     9,600   Medtronic, Inc.                      652,800
    16,300   Merck & Co., Inc.                  1,291,775
     7,500   Pfizer, Inc.                         621,562
     4,300   Schering-Plough Corp.                278,425
                                              -----------
                                                6,727,300
                                              -----------
             MULTIPLE INDUSTRY (1.4%)
     7,300   Minnesota Mining &
             Manufacturing                        604,988
                                              -----------
             RETAIL (6.1%)
     4,300   Gap, Inc.                            129,538
    10,700   Home Depot, Inc.                     536,338
     5,800   May Department Stores                271,150
    12,000   McDonalds Co.                        543,000
    10,700   Walgreen Co.                         428,000
    30,100   Wal-Mart Stores, Inc.                688,537
                                              -----------
                                                2,596,563
                                              -----------
             RAW MATERIALS (3.3%)
     6,200   Air Products & Chemicals, Inc.       428,575
     3,800   Dow Chemical Co.                     297,825
     6,400   Nalco Chemical Co.                   231,200
    17,200   Pall Corp.                           438,600
                                              -----------
                                                1,396,200
                                              -----------
             SHELTER (1.6%)
     2,500   Consolidated Papers, Inc.            122,813
     6,000   Kimberly Clark Corp.                 571,500
                                              -----------
                                                  694,313
                                              -----------
             TECHNOLOGY (12.1%)
     9,000   Cisco Systems, Inc.                  572,625
     3,800   Cabletron System, Inc.               126,350
    11,200   Hewlett-Packard Co.                  562,800
    10,300   Intel Corp.                        1,348,656
     2,100   International Business Machines      317,100
     6,375   Lucent Technologies, Inc.            294,844

            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               13

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

-------------------------------------------------------
  SHARES                SECURITY                 VALUE
-------------------------------------------------------
             TECHNOLOGY (CONTINUED)
    15,000   Microsoft Corp.                  $ 1,239,375
     9,450   Oracle Corp.                         394,538
     4,900   Texas Instruments, Inc.              312,375
                                              -----------
                                                5,168,663
                                              -----------
             TRANSPORTATION (0.8%)
     5,600   Union Pacific Corp.                  336,700
                                              -----------
             UTILITIES (5.9%)
    12,000   Alltel Corp.                         376,500
    17,200   AT & T Corp.                         748,200
    14,000   GTE Corp.                            637,000
     3,000   Consolidated Natural Gas             165,750
     8,600   SBC Communications, Inc.             445,050
     6,400   Worldcom, Inc.                       166,800
                                              -----------
                                                2,539,300
                                              -----------
   694,060   TOTAL COMMON STOCK               $38,984,205
             (cost $34,148,021)               -----------


-------------------------------------------------------
PRINCIPAL               SECURITY                 VALUE
-------------------------------------------------------
             REPURCHASE AGREEMENT (9.0%)
$3,861,000   Lehman Government Securities,
             Inc., 7.02%, dated 12/31/96,
             due 01/02/97, Collateralized by
             $3,935,000 FHL2, due 12/20/00,
             market value $3,941,040          $ 3,861,000
                                              -----------

             TOTAL INVESTMENTS                $42,845,205
             (cost $38,009,021)               ===========


--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Cost for Federal income tax purposes: $38,035,903.

The abbreviations on the above statement stand for the following:
    ADR      American Depository Receipt
    FHL2     Federal Home Loan Bank Board
    PLC      Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.




 14              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------
                                             GOVERNMENT       ASSET        GROWTH      LARGE COMPANY
                                                BOND       ALLOCATION    OPPORTUNITIES    GROWTH
                                             -----------   -----------   -----------   -------------
ASSETS
  Investments in securities, at value (cost
     $14,255,633, $10,737,951, $19,673,037
     and $34,148,021, respectively)          $14,226,174   $11,728,251   $20,160,589    $38,984,205
  Repurchase agreements, at cost                 290,000     3,094,625     2,149,850      3,861,000
                                             -----------   -----------   -----------    -----------
     Total investments                        14,516,174    14,822,876    22,310,439     42,845,205
  Cash                                               678           635           243            532
  Interest and dividends receivable              109,143        98,812        57,600         85,877
  Deferred organization expenses                   5,891         7,704         8,318          7,694
                                             -----------   -----------   -----------    -----------
     Total assets                             14,631,886    14,930,027    22,376,600     42,939,308
                                             -----------   -----------   -----------    -----------
LIABILITIES
  Payable for futures variation margin                --        36,500        14,600             --
  Management fee payable                           3,420            --         6,702         18,041
  Administration fee payable                       2,955         2,969         4,427          8,613
  Other accrued expenses                           3,619         7,246        12,070         19,308
                                             -----------   -----------   -----------    -----------
     Total liabilities                             9,994        46,715        37,799         45,962
                                             -----------   -----------   -----------    -----------
NET ASSETS                                   $14,621,892   $14,883,312   $22,338,801    $42,893,346
                                             ===========   ===========   ===========    ===========
REPRESENTED BY:
  Capital                                     14,650,892    13,909,454    22,273,389     38,081,693
  Net unrealized appreciation on
     investments and financial futures           (29,459)    1,006,255       487,982      4,836,184
  Accumulated undistributed (distributions
     in excess of) net realized gain on
     investments and financial futures                84       (32,397)     (422,570)       (24,531)
  Accumulated undistributed net investment
     income                                          375            --            --             --
                                             -----------   -----------   -----------    -----------
NET ASSETS                                   $14,621,892   $14,883,312   $22,338,801    $42,893,346
                                             ===========   ===========   ===========    ===========
Shares of beneficial interest outstanding,
  no par value (unlimited number of shares
  authorized)                                  1,441,032     1,247,502     1,844,023      3,136,867
                                             ===========   ===========   ===========    ===========
NET ASSET VALUE, redemption and offering
  price per share                            $     10.15   $     11.93   $     12.11    $     13.67
                                             ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               15

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                GOVERNMENT     ASSET         GROWTH       LARGE COMPANY
                                                   BOND      ALLOCATION   OPPORTUNITIES      GROWTH
                                                ----------   ----------    -----------    -------------
INVESTMENT INCOME:
INCOME:
  Dividend income                               $       --   $   91,451    $   303,210     $   511,734
  Interest income                                  845,399      338,248        109,047         151,913
                                                  --------   ----------     ----------      ----------
     Total income                                  845,399      429,699        412,257         663,647
                                                  --------   ----------     ----------      ----------
EXPENSES:
  Investment advisory fees                          55,463       70,520         92,003         190,477
  Administration fees                               29,580       24,178         33,970          70,330
  Auditing fees                                      6,846        5,323          7,401          15,529
  Legal fees                                         5,868        4,563          6,343          13,311
  Custodian fees                                    11,500       28,600         45,484          28,000
  Insurance expense                                  5,128        3,478          4,239           9,250
  Trustees' fees                                     2,347        1,825          2,537           5,324
  Other                                              7,699        6,086          6,489           7,584
                                                  --------   ----------     ----------      ----------
     Total expenses before waivers                 124,431      144,573        198,466         339,805
     Less waivers                                  (31,993)     (43,830)       (48,685)        (53,497)
                                                  --------   ----------     ----------      ----------
     Net expenses                                   92,438      100,743        149,781         286,308
                                                  --------   ----------     ----------      ----------
NET INVESTMENT INCOME                           $  752,961   $  328,956    $   262,476     $   377,339
                                                  --------   ----------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments              $    3,774   $  275,875    $ 1,162,557     $   908,100
  Net realized gain on financial futures                --        7,573        170,135              --
  Net change in unrealized appreciation
     (depreciation) on investments and
     financial futures                            (319,475)     603,224        348,789       3,402,753
  Net change in unrealized gain on financial
     futures                                            --       12,010          3,590              --
                                                  --------   ----------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)           (315,701)     898,682      1,685,071       4,310,853
                                                  --------   ----------     ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    $  437,260   $1,227,638    $ 1,947,547     $ 4,688,192
                                                  ========   ==========     ==========      ==========

See accompanying notes to financial statements.

 16              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     GOVERNMENT BOND              ASSET ALLOCATION
                                               --------------------------    --------------------------
                                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   1996           1995           1996           1995
                                               --------------------------    --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                        $    752,961    $  436,517    $    328,956    $  127,603
  Net realized gain on investments and
     financial futures                                3,774       128,998         283,448        97,556
  Net change in unrealized appreciation
     (depreciation) on investments and
     financial futures                             (319,475)      445,748         615,234       425,670
                                                -----------    ----------     -----------    ----------
     Net increase in net assets resulting
       from operations                              437,260     1,011,263       1,227,638       650,829
                                                -----------    ----------     -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (752,586)     (436,517)       (323,941)     (127,603)
  In excess of net investment income                     --           (47)             --          (129)
  From net realized gain from investment
     transactions                                    (3,690)     (123,527)       (283,448)      (97,556)
  In excess of net realized gain from
     investment transactions                             --            --         (39,340)       (3,945)
  Tax return of capital distribution                     --            --         (30,180)           --
                                                -----------    ----------     -----------    ----------
     Decrease in net assets from
       distributions to shareholders               (756,276)     (560,091)       (676,909)     (229,233)
                                                -----------    ----------     -----------    ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                5,454,874     2,839,265       8,337,534     2,810,916
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                                  756,276       644,533         676,909       241,319
  Cost of shares redeemed                          (286,338)      (30,855)       (136,365)      (82,255)
                                                -----------    ----------     -----------    ----------
     Increase in net assets from capital
       share transactions                         5,924,812     3,452,943       8,878,078     2,969,980
                                                -----------    ----------     -----------    ----------
NET INCREASE IN NET ASSETS                        5,605,796     3,904,115       9,428,807     3,391,576
NET ASSETS -- BEGINNING OF PERIOD                 9,016,096     5,111,981       5,454,505     2,062,929
                                                -----------    ----------     -----------    ----------
NET ASSETS -- END OF PERIOD                    $ 14,621,892    $9,016,096    $ 14,883,312    $5,454,505
                                                ===========    ==========     ===========    ==========
Undistributed (distributions in excess of)
  net realized gain on investments and
  financial futures                            $         84    $       --    $    (32,397)   $   (3,945)
                                                ===========    ==========     ===========    ==========
Undistributed net investment income            $        375    $       --    $         --    $       --
                                                ===========    ==========     ===========    ==========
SHARE ACTIVITY:
  Shares sold                                       533,833       272,833         716,926       260,452
  Reinvestment of distributions                      75,094        62,835          57,290        21,991
  Shares redeemed                                   (28,346)       (2,974)        (11,806)       (7,550)
                                                -----------    ----------     -----------    ----------
Net increase in number of shares                    580,581       332,694         762,410       274,893
                                                ===========    ==========     ===========    ==========

See accompanying notes to financial statements.

            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               17

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                 GROWTH OPPORTUNITIES          LARGE COMPANY GROWTH
                                              --------------------------    ---------------------------
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  1996           1995           1996           1995
                                              --------------------------    ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                       $    262,476    $   14,093    $    377,339   $    172,555
  Net realized gain on investments and
     financial futures                           1,332,692       240,787         908,100         96,379
  Net change in unrealized appreciation of
     investments and financial futures             352,379       150,831       3,402,753      1,449,235
                                               -----------    ----------     -----------    -----------
     Net increase in net assets resulting
       from operations                           1,947,547       405,711       4,688,192      1,718,169
                                               -----------    ----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (262,683)      (13,886)       (378,493)      (172,344)
  From net realized gain from investment
     transactions                               (1,332,692)     (240,787)       (909,099)       (95,380)
  In excess of net realized gain on
     investment transactions                      (400,841)      (18,225)        (24,531)            --
                                               -----------    ----------     -----------    -----------
     Decrease in net assets from
       distributions to shareholders            (1,996,216)     (272,898)     (1,312,123)      (267,724)
                                               -----------    ----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares              13,771,622     5,384,494      22,166,931     10,232,823
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                               1,996,216       272,898       1,312,123        287,675
  Cost of shares redeemed                          (65,570)      (45,174)        (80,813)       (26,565)
                                               -----------    ----------     -----------    -----------
     Increase in net assets from capital
       share transactions                       15,702,268     5,612,218      23,398,241     10,493,933
                                               -----------    ----------     -----------    -----------
NET INCREASE IN NET ASSETS                      15,653,599     5,745,031      26,774,310     11,944,378
NET ASSETS -- BEGINNING OF PERIOD                6,685,202       940,171      16,119,036      4,174,658
                                               -----------    ----------     -----------    -----------
NET ASSETS -- END OF PERIOD                   $ 22,338,801    $6,685,202    $ 42,893,346   $ 16,119,036
                                               ===========    ==========     ===========    ===========
Undistributed (distributions in excess of)
  net realized gain on investments and
  financial futures                           $   (422,570)   $  (21,729)   $    (24,531)  $        999
                                               ===========    ==========     ===========    ===========
Undistributed net investment income           $         --    $      207    $         --   $      1,154
                                               ===========    ==========     ===========    ===========
SHARE ACTIVITY:
  Shares sold                                    1,104,187       463,544       1,716,635        889,236
  Reinvestment of distributions                    164,755        23,720          97,037         24,630
  Shares redeemed                                   (5,144)       (3,975)         (6,234)        (2,361)
                                               -----------    ----------     -----------    -----------
Net increase in number of shares                 1,263,798       483,289       1,807,438        911,505
                                               ===========    ==========     ===========    ===========

See accompanying notes to financial statements.

 18              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              GOVERNMENT BOND                            ASSET ALLOCATION
                                  ----------------------------------------   ----------------------------------------
                                   YEAR ENDED    YEAR ENDED   AUGUST 1, -     YEAR ENDED    YEAR ENDED   AUGUST 1, -
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      1996          1995         1994*           1996          1995         1994*
                                  ------------  ------------  ------------   ------------  ------------  ------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  10.48       $ 9.69        $10.00        $  11.24       $ 9.81        $10.00
                                     -------       ------        ------         -------       ------        ------
  Net investment income                 0.59         0.64          0.22            0.34         0.36          0.06
  Net realized and unrealized
    appreciation (depreciation)        (0.33)        0.94         (0.31)           0.98         1.64         (0.19)
                                     -------       ------        ------         -------       ------        ------
    Total from investment
      operations                        0.26         1.58         (0.09)           1.32         2.00         (0.13)
                                     -------       ------        ------         -------       ------        ------
  Distributions from net
    investment income                  (0.59)       (0.64)        (0.22)          (0.34)       (0.36)        (0.06)
  Distributions from net
    realized gains from
    investment transactions               --        (0.15)           --           (0.23)       (0.21)           --
  Distributions in excess of net
    realized gains from
    investment transactions               --           --            --           (0.04)          --            --
  Tax return of capital
    distribution                          --           --            --           (0.02)          --            --
                                     -------       ------        ------         -------       ------        ------
    Total distributions                (0.59)       (0.79)        (0.22)          (0.63)       (0.57)        (0.06)
                                     -------       ------        ------         -------       ------        ------
    Net increase (decrease) in
      net asset value                  (0.33)        0.79         (0.31)           0.69         1.43         (0.19)
                                     -------       ------        ------         -------       ------        ------
NET ASSET VALUE -- END OF PERIOD    $  10.15       $10.48        $ 9.69        $  11.93       $11.24        $ 9.81
                                     =======       ======        ======         =======       ======        ======
Total return                            2.69%       16.69%        (0.90%)         11.92%       20.69%        (1.32%)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets end of period (000)    $ 14,622       $9,016        $5,112        $ 14,883       $5,455        $2,063
  Ratio of expenses to average
    net assets                          0.75%        0.75%         0.75%**         1.00%        1.00%         1.00%**
  Ratio of expenses to average
    net assets excluding
    waivers/reimbursements***           1.01%        1.47%         1.94%**         1.44%        1.96%         2.36%**
  Ratio of net investment income
    to average net assets               6.11%        6.54%         6.09%**         3.27%        3.66%         1.88%**
  Ratio of net investment income
    to average net assets
    excluding
    waivers/reimbursements***           5.85%        5.80%         4.90%**         2.83%        2.70%         0.52%**
  Portfolio turnover                    21.3%        34.1%          3.5%           64.8%        66.3%           --
  Average commission rate
    paid****                              --           --            --          4.4023c          --            --

------------------------------------------------------
   * Initial public offering was August 1, 1994.

  ** Ratios are annualized for periods of less than one year.

 *** Ratios calculated as if no expenses were waived.

**** Represents the total amount of commission paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               19

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            GROWTH OPPORTUNITIES                       LARGE COMPANY GROWTH
                                  ----------------------------------------   ----------------------------------------
                                   YEAR ENDED    YEAR ENDED   AUGUST 1, -     YEAR ENDED    YEAR ENDED   AUGUST 1, -
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      1996          1995         1994*           1996          1995         1994*
                                  ------------  ------------  ------------   ------------  ------------  ------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  11.52       $ 9.70        $10.00        $  12.12      $   9.99       $10.00
                                     -------       ------         -----         -------       -------       ------
  Net investment income                 0.18         0.04            --            0.16          0.20         0.05
  Net realized and unrealized
    appreciation (depreciation)         1.62         2.29         (0.30)           1.86          2.20         0.01
                                     -------       ------         -----         -------       -------       ------
    Total from investment
      operations                        1.80         2.33         (0.30)           2.02          2.40         0.06
                                     -------       ------         -----         -------       -------       ------
  Distributions from net
    investment income                  (0.19)       (0.04)           --           (0.16)        (0.20)       (0.05)
  Distributions from net
    realized gains from
    investment transactions            (0.78)       (0.47)           --           (0.30)        (0.07)       (0.02)
  Distributions in excess of net
    realized gains from
    investment transactions            (0.24)          --            --           (0.01)           --           --
                                     -------       ------         -----         -------       -------       ------
    Total distributions                (1.21)       (0.51)           --           (0.47)        (0.27)       (0.07)
                                     -------       ------         -----         -------       -------       ------
    Net increase (decrease) in
      net asset value                   0.59         1.82         (0.30)           1.55          2.13        (0.01)
                                     -------       ------         -----         -------       -------       ------
NET ASSET VALUE -- END OF PERIOD    $  12.11       $11.52        $ 9.70        $  13.67      $  12.12       $ 9.99
                                     =======       ======         =====         =======       =======       ======
Total return                           15.67%       24.06%        (3.00%)         16.67%        24.13%        0.52%
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $ 22,339       $6,685        $  940        $ 42,893      $ 16,119       $4,175
  Ratio of expenses to average
    net assets                          1.06%        0.90%         0.90%**         0.98%         0.90%        0.90%**
  Ratio of expenses to average
    net assets excluding
    waivers/reimbursements***           1.40%        2.78%         2.96%**         1.16%         1.64%        2.08%**
  Ratio of net investment income
    to average net assets               1.85%        0.46%        (0.17%)**        1.29%         2.02%        1.39%**
  Ratio of net investment income
    to average net assets
    excluding
    waivers/reimbursements***           1.51%       (1.42%)       (2.22%)**        1.11%         1.28%        0.22%**
  Portfolio turnover                   326.9%       193.3%          3.5%           38.7%         37.4%         4.4%
  Average commission rate
    paid****                          3.1357c          --            --          3.6143c           --           --

------------------------------------------------------
   * Initial public offering was August 1, 1994.

  ** Ratios are annualized for periods less than one year.

 *** Ratios calculated as if no expenses were waived.

**** Represents the total amount of commission paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 20              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The ONE(R) GROUP(SM) Investment Trust (the Trust) was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust comprises four portfolios: the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities (formerly the Small Company Growth) Fund, and the Large Company Growth Fund (the Funds). The shares of the Funds are sold only to Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), a subsidiary of Nationwide Insurance Company, to fund the benefits of the ONE(R) GROUP(SM) Variable Annuity.

Effective May 1, 1996, the Small Company Growth Fund changed its name to the Growth Opportunities Fund.

Banc One Investment Advisors Corporation (Banc One) serves as Investment Advisor to the Trust. Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), serves as Administrator to the Trust. Nationwide Investors Services, Inc. (NIS), an affiliate of NAS, serves as the Transfer Agent to the Trust. For its services, NIS receives an annual fee of $2,500 for each fund.

Investment operations commenced on August 23, 1994, for the Government Bond and the Large Company Growth Funds, September 29, 1994, for the Asset Allocation Fund and November 3, 1994, for the Growth Opportunities Fund.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Organization costs incurred in connection with the organization and initial registration of the Trust were paid by the Administrator and have been reimbursed by the Funds. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY VALUATION

Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the quoted bid price in the principal market where such securities are traded. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments for which there are no such quotations are carried at fair value as determined by the Advisor under the direction of the Board of Trustees.

The Funds may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               21

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal Income Taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date. The Funds declare and pay income dividends quarterly. Distributable net realized capital gains are declared and distributed at least annually. Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital.

Accordingly, as of December 31, 1996, the capital accounts have been adjusted by the following amounts:

                                     UNDISTRIBUTED
                                    NET INVESTMENT     DISTRIBUTIONS IN EXCESS
                                        INCOME          OF NET REALIZED GAIN            CAPITAL
                                    ---------------   -------------------------     ----------------
        Asset Allocation                $(5,015)               $41,068                  $(36,053)

EXPENSES

Direct expenses of a Fund are allocated to that Fund. The general expenses of the Trust are allocated to the Funds based on the relative net assets of the Funds at the time the expense is incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 22              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 3 - AGREEMENTS

As Investment Advisor, Banc One manages the investments of each Fund of the Trust and earns a fee from the Funds at the following annual rates: .45% of the average daily net assets of the Government Bond Fund, .70% of average daily net assets of the Asset Allocation Fund, .65% of the average daily net assets of the Growth Opportunities Fund and .65% of the average daily net asset of the Large Company Growth Fund. Such fees are calculated daily and paid monthly.

NAS provides administrative and accounting services to the Funds. For its services, NAS earns a fee from the Trust at an annual rate of .24% of the Trust's aggregate average daily net assets up to $250 million, .19% of such net assets in excess of $250 million but less that $500 million, .16% of such net assets in excess of $500 million but less than $1 billion, and .14% of such net assets in excess of $1 billion.

The Investment Advisor has voluntarily agreed to waive all or part of its fees in order to limit the Funds' operating expenses to no more than .75% of the average daily net assets of the Government Bond Fund, 1.00% of the average daily net assets of the Asset Allocation Fund, 1.10% of the average daily net assets of each of the Growth Opportunities Fund and 1.00% of the average daily net assets of the Large Company Growth Fund. Prior to May 1, 1996, the Growth Opportunities and Large Company Growth Funds' expense limits were both .90%. During the year ended December 31, 1996, the Investment Advisor voluntarily waived fees in the amount of $31,993 in the Government Bond Fund, $43,830 in the Asset Allocation Fund, $48,685 in the Growth Opportunities Fund and $53,497 in the Large Company Growth Fund, representing $.026, $.051, $.043 and $.024 per average share, respectively.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government obligations, short-term securities and financial futures), and purchases and sales of U.S. Government obligations for the year ended December 31, 1996, are summarized as follows:

                                                           PURCHASES           SALES
                                                          -----------       -----------
        Government Bond                                   $ 5,260,773       $   702,824
        Asset Allocation                                    9,036,144         4,699,566
        Growth Opportunities                               53,338,643        40,437,949
        Large Company Growth                               31,152,830        10,260,447

                                                           U.S. GOVERNMENT OBLIGATIONS
                                                           PURCHASES           SALES
                                                          -----------       -----------

        Government Bond                                    $3,062,291        $1,785,763
        Asset Allocation                                    2,941,646           699,059
        Growth Opportunities                                  227,163           215,000
        Large Company Growth                                       --                --

The Asset Allocation and Growth Opportunities Funds are engaged in trading financial futures contracts. The funds are exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" such futures on a daily basis, to reflect the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Realized gains and losses have been computed on the first-in, first-out basis.

            THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT               23

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract was originally struck. The Funds' purpose in entering into futures contracts is to remain fully invested and reduce transaction costs.

Net unrealized appreciation on investments and financial futures at December 31, 1996, based on cost for Federal income tax purposes, was as follows:

                                                    GROSS            GROSS         NET UNREALIZED
                                                  UNREALIZED       UNREALIZED       APPRECIATION
                                                 APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                 ------------     ------------     --------------
    Government Bond                               $  127,472       $ (156,931)       $  (29,459)
    Asset Allocation                               1,091,037         (101,225)          989,812
    Growth Opportunities                             910,771         (832,151)           78,620
    Large Company Growth                           5,156,169         (346,867)        4,809,302

NOTE 5 - SHARES HELD BY AFFILIATES

As of December 31, 1996, Nationwide Life and Annuity Insurance Company beneficially owned shares of the Funds with the following net asset values:

                Government Bond                                    $5,937,700
                Asset Allocation                                    1,299,598
                Growth Opportunities                                   34,798
                Large Company Growth                                4,367,545

As of December 31, 1996, Banc One Capital Corporation owned shares of the Asset Allocation Fund with a net asset value of $599,814.

NOTE 6 - DISTRIBUTIONS OF CAPITAL GAINS

During the year ended December 31, 1996, the Government Bond Fund, Asset Allocation Fund, Growth Opportunities Fund and Large Company Growth Fund paid to shareholders $3,690, $150,344, $250,211, and $932,634, respectively, from net realized long-term capital gains.

 24              THE ONE(R) GROUP(SM) INVESTMENT TRUST ANNUAL REPORT